Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments
Accounting for contingent liabilities
Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is uncertain or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the likelihood of an outflow of economic resources is remote.
The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	Barclays Bank Group
	2025	2024
	£m	£m
Guarantees and letters of credit pledged as collateral security	16,890	16,814
Performance guarantees, acceptances and endorsements	9,743	9,751
Total contingent liabilities and financial guarantees	26,633	26,565
Of which: Financial guarantees and letters of credit carried at fair value	905	988

Documentary credits and other short-term trade related transactions	1,103	1,433
Standby facilities, credit lines and other commitments	354,285	352,344
Total commitments[1]	355,388	353,777
Of which: Loan commitments carried at fair value	21,292	15,350
Note
1Includes exposures relating to financial assets classified as assets held for sale.
Expected credit losses held against contingent liabilities and commitments equal £398m (2024: £420m) for Barclays Bank
Group.